Employee Benefits - Accumulated Actuarial Losses, Net of Tax Recognized in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Beginning	₩ (610,190)	₩ (514,845)	₩ (396,297)
Remeasurements of defined benefit plans	(13,163)	(95,345)	(118,548)
Ending	₩ (623,353)	₩ (610,190)	₩ (514,845)